Discontinued Operations - Summarizes Income Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations after disposal		$ 1	$ 434	$ 59
Sound Solutions business [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			140	354
Costs and expenses			(116)	(283)
Income attributable to discontinued operations			24	71
Provision for income taxes			(4)	(12)
Income attributable to discontinued operations, net of taxes, before disposal			20	59
Gain on disposal of discontinued operations (net of taxes)	414	1	414
Income from discontinued operations after disposal		$ 1	$ 434	$ 59